Income tax expense/(credit) - Expiry dates of the cumulative tax losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Tax Losses Utilized	$ 62,586,553	$ 0	$ 3,050,828
Not later than one year [member]
Income Tax Disclosure [Line Items]
Tax Losses Utilized	893,511	0
Later than one year and not later than five years [member]
Income Tax Disclosure [Line Items]
Tax Losses Utilized	14,362,136	0
Later than five years and not later than ten years [member]
Income Tax Disclosure [Line Items]
Tax Losses Utilized	25,085,050	0
Indefinite Period [Member]
Income Tax Disclosure [Line Items]
Tax Losses Utilized	$ 22,245,856	$ 0